Securities Available for Sale - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales of debt securities available for sale	$ 57,200,000	$ 107,700,000	$ 170,900,000	$ 442,800,000	$ 51,300,000
Available for sale securities, Gross realized gains	601,000	2,060,000	3,600,000	10,600,000	53,000
Available for sale Securities, Gross realized losses	594,000	1,834,000	2,100,000	135,000	0
Available for sale securities, Debt maturities, Basis of allocation	At December 31, 2014, the Company’s available for sale mortgage-backed securities were secured by residential and commercial mortgage loans with original contractual maturities of ten to thirty years. At June 30, 2014, the Company’s available for sale mortgage-backed securities were secured by residential mortgage loans only with original contractual maturities of ten to thirty years. The effective lives of mortgage-backed securities are generally shorter than their contractual maturities due to principal amortization and prepayment of the mortgage loans comprised within those securities.		At June 30, 2014, the Company’s available for sale mortgage-backed securities were secured by residential mortgage loans with original contractual maturities of ten to thirty years. At June 30, 2013, such securities had similar contractual maturities but were secured by both residential and commercial mortgage loans. The effective lives of mortgage-backed securities are generally shorter than their contractual maturities due to principal amortization and prepayment of the mortgage loans comprised within those securities.
Residential and Commercial Mortgage Loans [Member] | Minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Contractual maturities, term	10 years
Residential and Commercial Mortgage Loans [Member] | Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Contractual maturities, term	30 years
Residential Mortgage Loans [Member] | Minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Contractual maturities, term			10 years
Residential Mortgage Loans [Member] | Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Contractual maturities, term			30 years
Securities Available for Sale [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale pledged as collateral for borrowings Federal Home Loan Bank	66,900,000		76,100,000	99,400,000
Available for sale securities pledged to secure public funds on deposit	$ 1,600,000		$ 1,800,000	$ 4,400,000